LVIP American Century Inflation Protection Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
•Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03 1M1 7.38% (SOFR30A + 2.10%) 3/25/42	671,135	$681,410
•Freddie Mac STACR REMIC Trust Series 2021-DNA7 M1 6.13% (SOFR30A + 0.85%) 11/25/41	1,321,991	1,320,087
Total Agency Collateralized Mortgage Obligations (Cost $1,988,994)		2,001,497
AGENCY MORTGAGE-BACKED SECURITIES–9.60%
Fannie Mae S.F. 30 yr
2.50% 1/1/52	11,065,538	9,654,415
4.00% 9/1/52	13,612,222	13,092,610
5.50% 1/1/53	5,467,059	5,532,576
Freddie Mac S.F. 30 yr
3.50% 8/1/52	2,796,404	2,607,344
4.50% 10/1/52	2,554,373	2,514,135
4.50% 4/1/53	2,743,672	2,700,421
GNMA II S.F. 30 yr
3.00% 9/20/51	4,768,971	4,350,462
5.00% 8/20/53	8,402,230	8,421,178
5.50% 12/20/52	2,352,167	2,379,449
Total Agency Mortgage-Backed Securities (Cost $51,222,867)		51,252,590
AGENCY OBLIGATIONS–8.76%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	12,050,000	14,059,455
Federal National Mortgage Association 6.63% 11/15/30	24,160,000	27,957,385
Tennessee Valley Authority
3.88% 3/15/28	2,535,000	2,560,204
4.70% 7/15/33	2,058,000	2,165,095
Total Agency Obligations (Cost $47,461,363)		46,742,139
ΔCORPORATE BONDS–9.54%
Canada–0.15%
μNational Bank of Canada 5.60% 7/2/27	786,000	802,006
		802,006
Japan–0.43%
Honda Motor Co. Ltd. 2.27% 3/10/25	2,340,000	2,314,442
		2,314,442
Switzerland–0.20%
UBS Group AG 4.13% 9/24/25	1,099,000	1,095,548
		1,095,548
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom–0.27%
Nationwide Building Society 5.13% 7/29/29	1,385,000	$1,426,368
		1,426,368
United States–8.49%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	1,174,726
μAmerican Express Co. 5.04% 7/26/28	736,000	751,993
American Honda Finance Corp. 4.90% 7/9/27	1,365,000	1,394,973
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,192,031
Athene Global Funding
4.86% 8/27/26	1,330,000	1,338,521
5.35% 7/9/27	1,025,000	1,046,755
μBank of America Corp.
5.47% 1/23/35	510,000	536,318
5.82% 9/15/29	355,000	373,596
5.93% 9/15/27	3,355,000	3,454,652
Bristol-Myers Squibb Co. 5.20% 2/22/34	269,000	283,679
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,160,000	3,144,387
μCharles Schwab Corp. 5.38% 6/1/25	1,370,000	1,367,703
Chubb INA Holdings LLC 5.00% 3/15/34	1,455,000	1,510,964
Citibank NA 4.93% 8/6/26	897,000	910,216
μCitigroup, Inc.
5.83% 2/13/35	670,000	699,712
6.27% 11/17/33	120,000	131,822
Cooperatieve Rabobank UA 4.33% 8/28/26	1,900,000	1,912,098
Duke Energy Florida LLC 5.88% 11/15/33	630,000	689,351
GA Global Funding Trust 4.40% 9/23/27	1,360,000	1,356,877
Hewlett Packard Enterprise Co. 4.40% 9/25/27	797,000	797,866
Highwoods Realty LP 3.88% 3/1/27	1,375,000	1,343,897
μJPMorgan Chase & Co.
4.01% 4/23/29	558,000	552,047
5.00% 7/22/30	1,375,000	1,413,810
5.30% 7/24/29	1,205,000	1,246,817
6.09% 10/23/29	1,524,000	1,624,632
Keysight Technologies, Inc. 4.60% 4/6/27	655,000	659,241
μMorgan Stanley Bank NA 4.97% 7/14/28	609,000	621,358
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	2,205,000	2,215,886
PPL Electric Utilities Corp. 4.85% 2/15/34	1,170,000	1,196,572
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,862,229
LVIP American Century Inflation Protection Fund–1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sempra 3.30% 4/1/25	767,000	$760,398
Stryker Corp. 4.85% 12/8/28	1,108,000	1,136,615
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	3,930,000	3,922,022
μTruist Financial Corp. 6.12% 10/28/33	2,034,000	2,195,538
μWells Fargo & Co.
5.39% 4/24/34	175,000	181,509
6.30% 10/23/29	275,000	294,238
		45,295,049
Total Corporate Bonds (Cost $50,265,575)		50,933,413
MUNICIPAL BONDS–0.46%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	978,869
University of California Series BG 1.32% 5/15/27	1,605,000	1,502,427
Total Municipal Bonds (Cost $2,618,619)		2,481,296
NON-AGENCY ASSET-BACKED SECURITIES–2.80%
•Bean Creek CLO Ltd. Series 2015-1A AR 6.56% (TSFR03M + 1.28%) 4/20/31	699,349	699,678
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	999,347	920,544
Dryden 43 Senior Loan Fund Series 2016-43A B2R2 3.09% 4/20/34	3,000,000	2,747,448
FirstKey Homes Trust Series 2020-SFR2 D 1.97% 10/19/37	1,500,000	1,451,578
Goodgreen Trust
Series 2020-1A A 2.63% 4/15/55	842,737	729,109
Series 2021-1A A 2.66% 10/15/56	335,425	287,564
Hilton Grand Vacations Trust Series 2019-AA B 2.54% 7/25/33	555,546	540,484
•KKR CLO 22 Ltd. Series 22A A 6.69% (TSFR03M + 1.41%) 7/20/31	1,737,230	1,739,320
•KKR Static CLO I Ltd. Series 2022-1A BR 7.28% (TSFR03M + 2.00%) 7/20/31	1,975,000	1,976,215
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.68% (TSFR03M + 1.39%) 1/17/31	484,274	484,516
Sierra Timeshare Receivables Funding LLC Series 2021-1A B 1.34% 11/20/37	956,750	923,091
Subway Funding LLC Series 2024-1A A2II 6.27% 7/30/54	722,000	745,625
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	825,000	$833,599
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	854,679	865,046
Total Non-Agency Asset-Backed Securities (Cost $15,458,725)		14,943,817
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.28%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	10,367	10,163
•Agate Bay Mortgage Trust Series 2015-7 A3 3.50% 10/25/45	459,094	424,555
•Angel Oak Mortgage Trust
Series 2019-5 A3 2.92% 10/25/49	161,475	157,832
Series 2019-6 A3 2.93% 11/25/59	197,412	192,633
•Arroyo Mortgage Trust
Series 2021-1R A2 1.48% 10/25/48	371,976	325,774
Series 2021-1R A3 1.64% 10/25/48	303,454	265,977
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	1,983,000	2,074,701
φ•BRAVO Residential Funding Trust Series 2024-NQM4 A1B 4.35% 1/25/60	1,548,587	1,535,345
Cendant Mortgage Corp. Series 2003-6 A3 5.25% 7/25/33	84,044	81,334
•Chase Home Lending Mortgage Trust Series 2024-2 A4A 6.00% 2/25/55	691,864	696,736
•CSMC Trust
Series 2015-WIN1 A10 3.50% 12/25/44	201,393	188,221
Series 2021-NQM2 A3 1.54% 2/25/66	361,383	329,177
Deephaven Residential Mortgage Trust Series 2020-2 A3 2.86% 5/25/65	1,438,511	1,416,207
•GCAT Trust Series 2024-INV3 A6 5.50% 9/25/54	1,097,879	1,096,612
•JP Morgan Mortgage Trust
Series 2014-5 A1 2.71% 10/25/29	347,251	336,134
Series 2016-1 A7 3.50% 5/25/46	1,104,776	1,020,470
Series 2024-5 A6 6.00% 11/25/54	1,561,633	1,569,478
Series 2024-6 A6 6.00% 12/25/54	1,056,255	1,061,722
LVIP American Century Inflation Protection Fund–2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2024-9 A6 5.50% 2/25/55	1,700,000	$1,702,551
φ•MFA Trust Series 2024-NQM2 A1 5.27% 8/25/69	2,025,000	2,026,657
•RATE Mortgage Trust Series 2024-J3 A8 5.50% 10/25/54	650,000	649,621
•RCKT Mortgage Trust Series 2024-CES3 A1A 6.59% 5/25/44	610,148	620,768
•Sequoia Mortgage Trust
Series 2017-7 A7 3.50% 10/25/47	738,967	681,134
Series 2024-6 A11 6.00% 7/27/54	691,766	694,647
Series 2024-9 A5 5.50% 10/25/54	1,792,000	1,795,161
•STAR Trust Series 2021-1 A1 1.22% 5/25/65	905,176	814,806
•Verus Securitization Trust Series 2021-1 A3 1.16% 1/25/66	811,937	730,389
•Vista Point Securitization Trust Series 2020-2 A3 2.50% 4/25/65	351,082	336,186
Total Non-Agency Collateralized Mortgage Obligations (Cost $23,198,083)		22,834,991
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.68%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	1,500,000	1,403,738
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	1,061,000	1,129,020
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	519,000	549,286
•Benchmark Mortgage Trust Series 2024-V8 A3 6.19% 7/15/57	1,831,000	1,947,653
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON A 4.13% 7/5/31	3,055,000	2,805,206
•NJ Trust Series 2023-GSP A 6.70% 1/6/29	1,075,000	1,139,634
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,225,600)		8,974,537
		Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS–0.77%
Canada–0.77%
Province of British Columbia Canada 4.15% 6/18/34	CAD	3,550,000	$2,732,415
Province of Quebec Canada 4.45% 9/1/34	CAD	1,770,000	1,393,620
Total Regional Bonds (Cost $4,101,189)			4,126,035
ΔSOVEREIGN BONDS–2.40%
Canada–0.31%
Canada Government Real Return Bonds 4.00% 12/1/31	CAD	1,906,631	1,671,624
			1,671,624
Germany–2.09%
Deutsche Bundesrepublik Inflation-Linked Bonds 0.10% 4/15/26	EUR	10,168,992	11,133,807
			11,133,807
Total Sovereign Bonds (Cost $12,440,057)			12,805,431
U.S. TREASURY OBLIGATIONS–53.88%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51		6,342,473	4,002,997
0.13% 2/15/52		5,694,539	3,540,076
0.25% 2/15/50		10,680,195	7,085,608
0.63% 2/15/43		17,457,558	14,008,324
0.75% 2/15/42		13,969,711	11,639,913
0.75% 2/15/45		14,091,424	11,259,556
0.88% 1/15/29		5,107,124	4,985,647
0.88% 2/15/47		6,775,444	5,438,317
1.00% 2/15/46		9,756,610	8,126,825
1.00% 2/15/48		3,443,796	2,828,461
1.00% 2/15/49		249,986	203,849
1.38% 7/15/33		23,239,537	22,906,321
1.38% 2/15/44		14,980,116	13,658,170
1.75% 1/15/28		9,167,243	9,241,133
1.88% 7/15/34		4,661,021	4,774,867
2.13% 4/15/29		3,457,392	3,553,238
2.38% 1/15/27		5,823,770	5,918,557
2.50% 1/15/29		7,141,729	7,448,096
3.38% 4/15/32		885,995	1,000,748
3.63% 4/15/28		4,270,451	4,576,073
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/25		5,236,024	5,142,727
0.13% 7/15/26		8,201,062	7,994,120
0.13% 10/15/26		5,663,068	5,506,502
0.13% 4/15/27		6,126,890	5,898,077
0.13% 1/15/30		13,484,065	12,579,851
0.13% 1/15/31		12,626,212	11,600,842
0.13% 7/15/31		17,544,124	16,048,627
0.13% 1/15/32		16,702,048	15,093,807
0.38% 7/15/27		11,764,978	11,440,027
0.50% 1/15/28		19,828,116	19,197,812
0.63% 7/15/32		11,691,324	10,946,015
LVIP American Century Inflation Protection Fund–3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
1.13% 1/15/33	9,555,895	$9,219,429
1.25% 4/15/28	3,670,100	3,635,273
1.75% 1/15/34	4,374,266	4,422,774
2.38% 10/15/28	2,567,200	2,666,134
Total U.S. Treasury Obligations (Cost $311,800,101)		287,588,793

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	27,832,965	$27,832,965
Total Money Market Fund (Cost $27,832,965)		27,832,965

TOTAL INVESTMENTS–99.77% (Cost $557,614,138)	532,517,504
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,243,042
NET ASSETS APPLICABLE TO 54,623,264 SHARES OUTSTANDING –100.00%	$533,760,546

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(5,522,030)	USD	4,073,002	12/18/24	$—	$(18,378)
BOA	EUR	(9,774,182)	USD	10,873,987	12/18/24	—	(41,303)
MSC	CAD	(2,196,851)	USD	1,633,299	12/18/24	5,608	—
MSC	CAD	927,292	USD	(687,362)	12/18/24	—	(313)
MSC	CAD	(967,224)	USD	716,222	12/18/24	—	(413)
Total Foreign Currency Exchange Contracts						$5,608	$(60,407)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
127	U.S. Treasury 10 yr Notes	$14,513,719	$14,492,138	12/19/24	$21,581	$—
62	U.S. Treasury 10 yr Ultra Notes	7,334,406	7,327,746	12/19/24	6,660	—
82	U.S. Treasury 5 yr Notes	9,010,391	9,000,301	12/31/24	10,090	—
Total Futures Contracts					$38,331	$—
LVIP American Century Inflation Protection Fund–4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,000,000	2.24%	1/12/26	$1,023,344	$1,023,344	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	147,750	147,750	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,000,000	1.08%	6/4/25	696,746	696,746	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	946,557	946,557	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	25,436	25,436	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	(27,958)	—	(27,958)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(46,289)	—	(46,289)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(198,555)	—	(198,555)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	1,490,885	1,490,885	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,122,345	1,122,345	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	743,305	743,305	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	(33,079)	—	(33,079)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	599,444	599,444	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	51,404	51,404	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	653,073	653,073	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	(370)	—	(370)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	(14,178)	—	(14,178)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	(3,249)	—	(3,249)
LVIP American Century Inflation Protection Fund–5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	$618,234	$618,234	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	(44,868)	—	(44,868)
					8,118,523	(368,546)

	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	$262,952	$262,952	$—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(2,078,818)	—	(2,078,818)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	273,171	273,171	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	186,746	186,746	—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	(302,356)	—	(302,356)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,000,000	1.79%	8/27/25	433,264	433,264	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	231,875	231,875	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	1,928,915	1,928,915	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,054,951	2,054,951	—
LVIP American Century Inflation Protection Fund–6

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	$730,092	$730,092	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	420,217	420,217	—
					6,522,183	(2,381,174)
Total Inflation Swap Contracts				$11,890,986	$14,640,706	$(2,749,720)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
EUR–Euro
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
LVIP American Century Inflation Protection Fund–7